Income Taxes - Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for loan losses	$ 2,285	$ 2,279
Impairment of other real estate owned	630	672
Goodwill	227	409
Available-for-sale securities	895	664
Nonaccrual loan interest	119	167
Core deposit intangible	90	160
Pension	1,516	1,669
Deferred compensation	160	87
Other	282	257
Total deferred tax assets	6,204	6,364
Deferred tax liabilities:
Premises and equipment	483	333
Mortgage servicing rights	616	570
Deferred loan costs	261	0
Accelerated prepaids	321	356
Other	10	34
Total deferred tax liabilities	1,691	1,293
Net deferred tax assets	$ 4,513	$ 5,071